Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of discontinued operations [Abstract]
Schedule of Results Attributable to Discontinued Operations
Set forth below are the results attributable to the discontinued operations

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	$ Thousands
Recovery of retained claims	9,923	30,000	5,340
Income taxes	(1,447)	(5,347)	(10,971)
Profit/(loss) after income taxes	8,476	24,653	(5,631)

Net cash flows provided by/(used in) investing activities	8,476	24,567	(155,361)